Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended					3 Months Ended	4 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Nov. 24, 2020	Nov. 24, 2020	Nov. 19, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Public share (in Dollars per share)						$ 10.00	$ 10.00
Share price (in Dollars per share)			$ 9.38	$ 9.38			$ 9.65
U.S. government treasury bills maturity						185 days	185 days
Business acquisition percentage of voting interests acquired						80.00%	80.00%
Business acquisition acquires, percentage						50.00%	50.00%
Net tangible assets at least						$ 500,000,100	$ 5,000,001
Aggregate public share percentage						15.00%	15.00%
Redeem percentage						100.00%	100.00%
Business combination, description							If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering, or May 24, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Business acquisition per share (in Dollars per share)						$ 10.00	$ 10.00
Initially anticipated per public share (in Dollars per share)						$ 10.00	$ 10.00
Cash						$ 71,100,000	$ 821,000
Working capital						13,400,000	1,200,000
Tax obligations						4,900,000	61,000
Sponsor amount						$ 10,500,000	$ 105,000
Common Class B [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
PrivatePlacementWarrantMember
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds		$ 1,300,000,000
Number of units issued (in Shares)						6,000,000	6,000,000
Share price (in Dollars per share)						$ 1.00	$ 1.00
Aggregate of additional warrants (in Shares)		130,000
PrivatePlacementWarrantMember | Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						$ 11.50	$ 11.50
SponsorMember
Description of Organization and Business Operations (Details) [Line Items]
Issuance of common stock (in Shares)			20,000,000
Public share (in Dollars per share)			$ 10.00
Generating gross proceeds			$ 20,000,000
Offering costs			11,600
Deferred underwriting commissions			$ 7,000
Additional units (in Shares)			3,000,000
Capital contribution						$ 2,500,000
SponsorMember
Description of Organization and Business Operations (Details) [Line Items]
Issuance of common stock (in Shares)			20,000,000
Public share (in Dollars per share)			$ 10.00
Generating gross proceeds			$ 200,000,000
Offering costs			11,600,000
Deferred underwriting commissions			$ 7,000,000
Additional units (in Shares)					3,000,000
UnderwritersMember
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds	$ 6,500,000	$ 6,500
Offering costs	$ 357,500	$ 35,750,000
Underwriters purchased (in Shares)	650,000	650,000
Deferred underwriting fees	$ 227,500	$ 22,750,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds	650,000,000			$ 200,000,000
Offering costs	357,500			1,160,000,000
Deferred underwriting commissions				$ 700,000,000
Deferred underwriting fees	$ 227,500
Number of units issued (in Shares)	650,000						10,325,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds		$ 130,000
Number of units issued (in Shares)						6,000,000	6,000,000
Share price (in Dollars per share)						$ 1.00	$ 1.00
Generating proceeds						$ 6,000	$ 6,000,000
Aggregate of additional warrants (in Shares)		130,000
Net proceeds						$ 206,500	$ 206,500,000
Share price (in Dollars per share)						$ 10.00	$ 10.00
UnderwritingAgreementMember
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting commissions	$ 227,500	$ 22,750,000
SponsorMember
Description of Organization and Business Operations (Details) [Line Items]
Capital contribution							$ 25,000
PrivatePlacementWarrantMember
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)							6,130,000
IPO [Member] | SponsorMember
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						$ 10.00	$ 10.00